Related Party transactions - Major investment and Recovery transactions (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Woori China Mainland Stock Securities Investment Trust
Schedule of major investment and recovery transactions with related parties [Line Items]
Recovery and others		₩ 568
Woori Long-term government bond securities Investment Trust No.1
Schedule of major investment and recovery transactions with related parties [Line Items]
Investment and others	₩ 0	2,000
Recovery and others	1,951
Woori New MMF No.3
Schedule of major investment and recovery transactions with related parties [Line Items]
Recovery and others		20,105
Woori Multi-Return Securities Investment Trust 1
Schedule of major investment and recovery transactions with related parties [Line Items]
Investment and others		8,000
Woori Multi-Return Securities Investment Trust 2 (Balanced Bond)
Schedule of major investment and recovery transactions with related parties [Line Items]
Investment and others		8,000
Woori Short term Plus Securities Investment Trust
Schedule of major investment and recovery transactions with related parties [Line Items]
Investment and others		200
Woori Smart New Deal 30 Target Conversion Securities Investment trust No.3
Schedule of major investment and recovery transactions with related parties [Line Items]
Investment and others		200
Woori Smart Balance Securities Investment Trust (Stock)
Schedule of major investment and recovery transactions with related parties [Line Items]
Investment and others		500
Woori ACE Public Offering stock Alpha Securities Investment Trust (Bond Mixed)
Schedule of major investment and recovery transactions with related parties [Line Items]
Investment and others		200
WooriG Oncorp Corporate support of Major Industry General Type Private Investment Trust (Type 2)
Schedule of major investment and recovery transactions with related parties [Line Items]
Investment and others	630	831
Recovery and others	0
WooriG Public Offering stock 10 securities Investment Trust [Bond mixed] C(F)
Schedule of major investment and recovery transactions with related parties [Line Items]
Recovery and others		1,064
WooriG IGIS Securities Investment Trust [Bond] C(F)
Schedule of major investment and recovery transactions with related parties [Line Items]
Recovery and others		₩ 1,306
Woori Two year Bond Securities Investment Trust 3 (Bond)
Schedule of major investment and recovery transactions with related parties [Line Items]
Investment and others	0
Recovery and others	209
Woori 2024 December Maturity Securities Investment Trust 1 (Bond)
Schedule of major investment and recovery transactions with related parties [Line Items]
Investment and others	200
Recovery and others	0
Woori MULTI RETURN PRIVATE EQUITY 1
Schedule of major investment and recovery transactions with related parties [Line Items]
Investment and others	0
Recovery and others	8,559
Woori BIG SATISFACTION SHINJONG MMF 3RD
Schedule of major investment and recovery transactions with related parties [Line Items]
Investment and others	320,000
Recovery and others	0
Woori 2024 Maturity Securities Investment Trust 1 (Bond)
Schedule of major investment and recovery transactions with related parties [Line Items]
Investment and others	200
Recovery and others	0
Woori 2023 Maturity Securities Investment Trust (Bond)
Schedule of major investment and recovery transactions with related parties [Line Items]
Investment and others	200
Recovery and others	0
Woori K New Opening Target Return Securities Investment Trust (Equity)
Schedule of major investment and recovery transactions with related parties [Line Items]
Investment and others	200
Recovery and others	0
Woori Republic of Korea Treasury Bond Active ETF (Bond)
Schedule of major investment and recovery transactions with related parties [Line Items]
Investment and others	3,000
Recovery and others	0
Woori China Mainland Stock Securities Investment Trust H (Securities)
Schedule of major investment and recovery transactions with related parties [Line Items]
Investment and others	0
Recovery and others	443
Woori Two year Bond Securities Investment Trust 2 (Bond)
Schedule of major investment and recovery transactions with related parties [Line Items]
Investment and others	0
Recovery and others	213
Woori BANKPLUS IPO 10 FEEDER FUND 2 (BALANCED BOND)
Schedule of major investment and recovery transactions with related parties [Line Items]
Investment and others	200
Recovery and others	0
Woori High Plus Bond Sec Feeder Inv Trust 3 (USD)
Schedule of major investment and recovery transactions with related parties [Line Items]
Investment and others	0
Recovery and others	1,052
Woori High Plus Short-term High Graded ESG Bond Sec Feeder Inv Trust1
Schedule of major investment and recovery transactions with related parties [Line Items]
Investment and others	0
Recovery and others	₩ 21,606